Assets held for sale and liabilities directly associated with assets held for sale	12 Months Ended
Dec. 31, 2023
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale and liabilities directly associated with assets held for sale

25 Assets held for sale and liabilities directly associated with assets held for sale

As of December 31, 2023, assets held for sale of €2,609 million (€264 million at 31 December 2022) and directly associated liabilities of €1,862 million (€108 million at 31 December 2022) mainly concerned the agreement for the sale of onshore assets in Nigeria and some licenses and exploration permits in Congo. The carrying amount of assets held for sale and liabilities directly associated amounted to €2,597 million (of which current assets €846 million) and €1,862 million (of which current liabilities €681 million), respectively.

During 2023, assets reclassified to held for sale in the 2022 financial statements relating to natural gas transportation activities from Algeria and exploration activities in Gabon were sold (see note 5 – Business combinations and other significant transactions).